Related party transactions and balances	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related party transactions and balances

9	Related party transactions and balances

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2025 and June 30, 2026:

Name of related parties	Relationship with the Company
Chan Michael @ Chan Soong Cheam	Father of Chan Choon Yew Lester, the Founder, Director, Chief Executive Officer, and Chairman of the Board of Directors
Chan Lester @ Chan Choon Yew	The Founder, Director, Chief Executive Officer, and Chairman of the Board of Directors

As of June 30, 2026, the Company had a working capital loan payable to a related party of S$3,242,408 (US$2,505,409), classified as a current liability. No balances were due from related parties.

Chan Lester @ Chan Choon Yew signed a loan agreement of up to S$8 million loan on January 10, 2025 and provided a working capital loan to The GrowHub Innovations Company Pte. Ltd. and other related entities in the Group a total outstanding balance of S$3,242,408 as of June 30, 2026. The working capital loan is unsecured and bears interest at 3.0% per annum. The working capital loan is repayable within 60 calendar days on demand, and the Company may prepay the loan in whole or in part at any time without penalty.